COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2021
COMMITMENTS AND CONTINGENCIES
NOTE 5. COMMITMENTS AND CONTINGENCIES

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450-20-50, Contingencies. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines that an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals. As of March 31, 2021, the Company is not aware of any additional contingent liabilities that should be reflected in the accompanying consolidated financial statements.